Pensions, Savings, And Other Employee Benefits (Schedule Of Actuarial Assumptions Used In The Defined Benefit Pension Plan And The Other Employee Benefit Plans)(Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Rate of compensation increase	0.00%	[1]	0.00%	[1]	4.10%
Net Periodic Benefit Cost, Rate of compensation increase	0.00%	[1]	0.00%	[1]	4.10%
Qualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	4.30%		5.15%		4.35%
Net Periodic Benefit Cost, Discount rate	5.15%		4.35%		5.10%
Nonqualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	4.00%		4.70%		3.85%
Net Periodic Benefit Cost, Discount rate	4.70%		3.85%		4.75%
Other Nonqualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	3.35%		4.05%		3.20%
Net Periodic Benefit Cost, Discount rate	4.05%		3.20%		4.40%
Postretirement Benefit [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	4.45%		5.35%		4.55%
Net Periodic Benefit Cost, Discount rate	5.35%		4.55%		5.25%
Postretirement Benefit [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	3.45%		4.10%		3.80%
Net Periodic Benefit Cost, Discount rate	4.10%		3.80%		4.75%
Qualified pension/postretirement benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	5.85%		6.60%		6.05%
Net Periodic Benefit Cost, Expected long-term rate of return	6.60%		6.05%		6.90%
Postretirement Benefit Post 1/1/1993 [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	6.35%		6.95%		6.05%
Net Periodic Benefit Cost, Expected long-term rate of return	6.95%		6.05%		6.90%
Postretirement Benefit Prior To 1/1/1993 [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	2.30%		2.85%		3.93%
Net Periodic Benefit Cost, Expected long-term rate of return	2.85%		3.93%		4.49%

[1]	(a) Due to the pension plan freeze as of December 31, 2012, the rate of compensation increase no longer applies to the qualified pension plan.